Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2013
Recent Accounting Pronouncements [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS
NOTE 3 - RECENT ACCOUNTING PRONOUNCEMENTS

The Company does not believe that the adoption of any recently issued, but not yet effective, accounting standards will have a material effect on its financial position and results of operations.